ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of assets held for sale
Disposal group held for sale – Cameron Gold	December 31, 2025
Assets
Mineral properties	$27,016
Cash	23
Other (Accounts receivables, prepaid, etc.)	10
Property and equipment held for sale	11
Total assets held for sale	$27,060

Liabilities
Accounts payable	137
Accrued liabilities	236
Total liabilities held for sale	$373